COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Operating Leases
The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2023. Future minimum lease payments under non-cancelable operating leases as of December 31, 2017 are as follows:

2018	$486
2019	458
2020	273
2021	244
2022	251
2023	193

$1, 905